Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information [Text Block]

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer products and services to different customer segments over various technology platforms and/or in different geographies that are managed accordingly. We analyze our segments based on segment operating contribution, which consists of operating income, excluding acquisition-related costs and other significant items (as discussed below), and equity in net income (loss) of affiliates for investments managed within each segment. We have four reportable segments: (1) Communications, (2) WarnerMedia, (3) Latin America, and (4) Xandr.

We also evaluate segment and business unit performance based on EBITDA and/or EBITDA margin, which is defined as operating contribution excluding equity in net income (loss) of affiliates and depreciation and amortization. We believe EBITDA to be a relevant and useful measurement to our investors as it is part of our internal management reporting and planning processes and it is an important metric that management uses to evaluate operating performance. EBITDA does not give effect to cash used for debt service requirements and thus does not reflect available funds for distributions, reinvestment or other discretionary uses. EBITDA margin is EBITDA divided by total revenues.

Due to organizational changes in 2018, including our June 14, 2018 acquisition of Time Warner, we revised our operating segments to align with the new management structure and organizational responsibilities, and have accordingly recast our segment disclosures for all periods presented.

With our acquisition of Time Warner, programming released on or before the June 14, 2018 acquisition date was recorded at fair value as an intangible asset (see Note 6). For consolidated reporting, all amortization of pre-acquisition released programming is reported as amortization expense on our consolidated income statement. To best present comparable results, we report the historical content production cost amortization as operations and support expense within the WarnerMedia segment. For the 200-day period ended December 31, 2018, historical content production cost amortization reported in the segment results was $3,314, of which $1,416 was for pre-acquisition released programming.

The Communications segment provides wireless and wireline telecom, video and broadband services to consumers located in the U.S. or in U.S. territories and businesses globally. This segment contains the following business units:

  Mobility provides nationwide wireless service and equipment.
  Entertainment Group provides video, including OTT services, broadband and voice communications services primarily to residential customers. This segment also sells advertising on DIRECTV and U-verse distribution platforms.
  Business Wireline provides advanced IP-based services, as well as traditional voice and data services to business customers.

The WarnerMedia segment develops, produces and distributes feature films, television, gaming and other content in various physical and digital formats globally. Historical financial results from AT&T’s Regional Sports Networks (RSN) and equity investments (predominantly Game Show Network and Otter Media), previously included in Entertainment Group, have been reclassified into the WarnerMedia segment and are combined with the Time Warner operations for the period subsequent to our acquisition on June 14, 2018. This segment contains the following business units:

  Turner is comprised of the historic Turner division as well as the financial results of our RSN. This business unit primarily operates multichannel basic television networks and digital properties. Turner also sells advertising on its networks and digital properties.
  Home Box Office consists of premium pay television and OTT services domestically and premium pay, basic tier television and OTT services internationally, as well as content licensing and home entertainment.
  Warner Bros. consists of the production, distribution and licensing of television programming and feature films, the distribution of home entertainment products and the production and distribution of games.

The Latin America segment provides entertainment and wireless services outside of the U.S. This segment contains the following business units:

  Vrio provides video services primarily to residential customers using satellite technology.
  Mexico provides wireless service and equipment to customers in Mexico.

The Xandr segment provides advertising services and includes our recently acquired AppNexus. These services utilize data insights to develop higher-value targeted advertising. Certain revenues in this segment are also reported by the Communications segment and are eliminated upon consolidation.

Corporate and Other reconcile our segment results to consolidated operating income and income before income taxes, and include:

  Corporate, which consists of: (1) businesses no longer integral to our operations or which we no longer actively market, (2) corporate support functions, (3) impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, (4) the reclassification of the amortization of prior service credits, which we continue to report with segment operating expenses, to consolidated other income (expense) and (5) the recharacterization of programming intangible asset amortization, for released programming acquired in the Time Warner acquisition, which we continue to report within WarnerMedia segment operating expense, to consolidated amortization expense.
  Acquisition-related items which consists of items associated with the merger and integration of acquired businesses, including amortization of intangible assets.
  Certain significant items includes (1) employee separation charges associated with voluntary and/or strategic offers, (2) losses resulting from abandonment or impairment of assets and (3) other items for which the segments are not being evaluated.
  Eliminations and consolidations, which (1) removes transactions involving dealings between our segments, including content licensing between WarnerMedia and Communications, and (2) includes adjustments for our reporting of the advertising business.

Interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results.

For the year ended December 31, 2018
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$71,344	$41,266	$30,078	$8,355	$21,723	$(1)	$21,722
Entertainment Group	46,460	36,430	10,030	5,315	4,715	(2)	4,713
Business Wireline	26,827	16,245	10,582	4,754	5,828	(1)	5,827
Total Communications	144,631	93,941	50,690	18,424	32,266	(4)	32,262
WarnerMedia
Turner	6,979	3,794	3,185	131	3,054	54	3,108
Home Box Office	3,598	2,187	1,411	56	1,355	29	1,384
Warner Bros.	8,703	7,130	1,573	96	1,477	(28)	1,449
Other	(339)	(145)	(194)	22	(216)	(30)	(246)
Total WarnerMedia	18,941	12,966	5,975	305	5,670	25	5,695
Latin America
Vrio	4,784	3,743	1,041	728	313	34	347
Mexico	2,868	3,415	(547)	510	(1,057)	-	(1,057)
Total Latin America	7,652	7,158	494	1,238	(744)	34	(710)
Xandr	1,740	398	1,342	9	1,333	-	1,333
Segment Total	172,964	114,463	58,501	19,976	38,525	$55	$38,580
Corporate and Other
Corporate	1,240	1,630	(390)	1,498	(1,888)
Acquisition-related items	(49)	1,185	(1,234)	6,931	(8,165)
Certain significant items	-	899	(899)	26	(925)
Eliminations and consolidations	(3,399)	(1,947)	(1,452)	(1)	(1,451)
AT&T Inc.	$170,756	$116,230	$54,526	$28,430	$26,096

For the year ended December 31, 2017
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$71,090	$42,871	$28,219	$8,015	$20,204	$-	$20,204
Entertainment Group	49,995	38,903	11,092	5,621	5,471	-	5,471
Business Wireline	29,293	18,492	10,801	4,789	6,012	(2)	6,010
Total Communications	150,378	100,266	50,112	18,425	31,687	(2)	31,685
WarnerMedia
Turner	430	331	99	4	95	45	140
Home Box Office	-	-	-	-	-	-	-
Warner Bros.	-	-	-	-	-	-	-
Other	-	4	(4)	-	(4)	(74)	(78)
Total WarnerMedia	430	335	95	4	91	(29)	62
Latin America
Vrio	5,456	4,172	1,284	849	435	87	522
Mexico	2,813	3,232	(419)	369	(788)	-	(788)
Total Latin America	8,269	7,404	865	1,218	(353)	87	(266)
Xandr	1,373	169	1,204	2	1,202	-	1,202
Segment Total	160,450	108,174	52,276	19,649	32,627	$56	$32,683
Corporate and Other
Corporate	1,522	3,306	(1,784)	97	(1,881)
Acquisition-related items	-	798	(798)	4,608	(5,406)
Certain significant items	(243)	3,880	(4,123)	33	(4,156)
Eliminations and consolidations	(1,183)	31	(1,214)	-	(1,214)
AT&T Inc.	$160,546	$116,189	$44,357	$24,387	$19,970

For the year ended December 31, 2016
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$72,587	$43,567	$29,020	$8,277	$20,743	$-	$20,743
Entertainment Group	50,660	38,909	11,751	5,861	5,890	8	5,898
Business Wireline	30,985	19,954	11,031	5,235	5,796	-	5,796
Total Communications	154,232	102,430	51,802	19,373	32,429	8	32,437
WarnerMedia
Turner	418	318	100	5	95	52	147
Home Box Office	-	-	-	-	-	-	-
Warner Bros.	-	-	-	-	-	-	-
Other	-	-	-	-	-	(51)	(51)
Total WarnerMedia	418	318	100	5	95	1	96
Latin America
Vrio	4,910	3,847	1,063	834	229	52	281
Mexico	2,373	2,983	(610)	332	(942)	-	(942)
Total Latin America	7,283	6,830	453	1,166	(713)	52	(661)
Xandr	1,333	99	1,234	1	1,233	-	1,233
Segment Total	163,266	109,677	53,589	20,545	33,044	$61	$33,105
Corporate and Other
Corporate	1,754	3,458	(1,704)	97	(1,801)
Acquisition-related items	-	1,203	(1,203)	5,177	(6,380)
Certain significant items	(23)	35	(58)	29	(87)
Eliminations and consolidations	(1,211)	23	(1,234)	(1)	(1,233)
AT&T Inc.	$163,786	$114,396	$49,390	$25,847	$23,543

The following table is a reconciliation of operating income (loss) to Income Before Income Taxes reported in our consolidated statements of income:

	2018	2017	2016
Communications	$32,262	$31,685	$32,437
WarnerMedia	5,695	62	96
Latin America	(710)	(266)	(661)
Xandr	1,333	1,202	1,233
Segment Contribution	38,580	32,683	33,105
Reconciling Items:
Corporate and Other	(1,888)	(1,881)	(1,801)
Merger and integration items	(1,234)	(798)	(1,203)
Amortization of intangibles acquired	(6,931)	(4,608)	(5,177)
Employee separation charges	(587)	(445)	(344)
Gain on wireless spectrum transactions	-	181	714
Natural disaster items	(181)	(626)	(67)
Impairments and other charges	(157)	(3,046)	(390)
Tax reform special bonus	-	(220)	-
Segment equity in net income of affiliates	(55)	(56)	(61)
Eliminations and consolidations	(1,451)	(1,214)	(1,233)
AT&T Operating Income	26,096	19,970	23,543
Interest Expense	7,957	6,300	4,910
Equity in net income (loss) of affiliates	(48)	(128)	98
Other income (expense) - Net	6,782	1,597	1,081
Income Before Income Taxes	$24,873	$15,139	$19,812

The following table sets forth revenues earned from customers, and property, plant and equipment located in different geographic areas.

	2018		2017		2016
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$154,795	$123,457	$149,841	$118,200	$154,039	$118,664
Europe	4,073	1,634	1,064	392	1,122	374
Mexico	3,100	3,467	2,913	3,619	2,472	2,520
Brazil	2,724	1,213	2,948	1,447	2,797	1,265
Asia/Pacific Rim	2,214	408	829	194	817	189
All other Latin America	3,055	1,217	2,743	1,294	2,348	1,828
Other	795	77	208	76	191	59
Total	$170,756	$131,473	$160,546	$125,222	$163,786	$124,899

The following tables present intersegment revenues, assets, investments in equity affiliates and capital expenditures by segment

Intersegment Reconciliation
	2018	2017	2016
Intersegment revenues
Communications	$13	$-	$-
WarnerMedia	1,875	134	134
Latin America	-	-	-
Xandr	-	-	-
Total Intersegment Revenues	1,888	134	134
Consolidations	1,511	1,049	1,077
Eliminations and consolidations	$3,399	$1,183	$1,211

		Investments in Equity Method Investees	Capital Expenditures

At or for the year ended December 31, 2018	Assets

Communications	$485,360	$3	$19,509
WarnerMedia	132,453	5,547	581
Latin America	18,148	677	745
Xandr	2,718	-	106
Corporate and eliminations	(106,815)	18	310
Total	$531,864	$6,245	$21,251